Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings

The following table presents the realized and unrealized gains and losses that are recognized in earnings as net gain (loss) on derivative instruments for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
(U.S. Dollars in thousands)	2017	2016	2015
Realized gain (loss):
Interest rate swap contracts	$(2,840)	$(3,886)	$(4,957)
Foreign exchange forward contracts	280	66	(4,348)

Total realized gain (loss):	(2,560)	(3,820)	(9,305)

Unrealized gain (loss):
Interest rate swap contracts	5,514	4,254	(1,088)
Foreign exchange forward contracts	1,877	779	698

Total unrealized gain (loss):	7,391	5,033	(390)

Total realized and unrealized gain (loss) on derivative instruments:	$4,831	$1,213	$(9,695)